Inventories	12 Months Ended
Dec. 31, 2019
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Inventories
8.	Inventories
Inventories as of December 31, 2018 and 2019 are as follows:

	(In millions of yen)

	December 31, 2018	December 31, 2019
Goods	4,887	2,107
Other	—	2,633

Total Inventories	4,887	4,740

Cost of goods recognized from continuing operations for the years ended December 31, 2017, 2018 and 2019 were 4,436 million yen, 7,346 million yen and 7,760 million yen, respectively. Inventory valuation losses recognized from continuing operations for the years ended December 31, 2017, 2018 and 2019 were 510 million yen, 276 million yen and 369 million yen, respectively.
Other mainly consists of cryptocurrency on deposit by users.